Convertible Notes Payable (Schedule of Convertible Notes Issued) (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Debt Instrument [Line Items]
Amortization of discount on convertible notes payable to interest expense	$ 302,409	$ 27,922
Convertible Debt [Member]
Debt Instrument [Line Items]
Convertible notes payable, issuer	Vista View Ventures Inc.
Convertible note payable, original principal amount	1,118,979
Interest rate, annual	10.00%
Amortization of discount on convertible notes payable to interest expense	302,409
Maximum ownership percentage allowed afer converting	4.99%
Convertible Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt conversion, price per share	$ 0.02
Convertible Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt conversion, price per share	$ 0.01
Convertible Debt [Member] | October 2013 Note [Member]
Debt Instrument [Line Items]
Convertible note payable, original principal amount	516,920
Debt conversion, price per share	$ 0.02
Interest rate, annual	10.00%
Issuance date	Oct. 31, 2013
Maturity date	Oct. 31, 2015
Discount for beneficial conversion feature	516,920
Convertible Debt [Member] | November 2013 Note [Member]
Debt Instrument [Line Items]
Convertible note payable, original principal amount	83,265
Debt conversion, price per share	$ 0.01
Interest rate, annual	10.00%
Issuance date	Nov. 30, 2013
Maturity date	Nov. 30, 2015
Discount for beneficial conversion feature	83,265
Convertible Debt [Member] | January 2014 Note [Member]
Debt Instrument [Line Items]
Convertible note payable, original principal amount	117,719
Debt conversion, price per share	$ 0.01
Interest rate, annual	10.00%
Issuance date	Jan. 01, 2014
Maturity date	Jan. 01, 2016
Discount for beneficial conversion feature	117,719
Convertible Debt [Member] | July 2014 Note [Member]
Debt Instrument [Line Items]
Convertible note payable, original principal amount	401,075
Debt conversion, price per share	$ 0.01
Interest rate, annual	10.00%
Issuance date	Jul. 31, 2014
Maturity date	Jul. 31, 2016
Discount for beneficial conversion feature	$ 401,075